Schedule of Financial Data Regarding Segment (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	₪ 665	₪ 174
Fair value of the investment	2,056	2,721
XTL [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	22	174
Fair value of the investment	134	156
Cavnox [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	965
Fair value of the investment		965
FORE [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	(322)
Fair value of the investment	₪ 1,922	₪ 1,600